Simcere Pharmaceutical Group (parent company) (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Simcere Pharmaceutical Group USD ($)	Dec. 31, 2012 Simcere Pharmaceutical Group CNY	Dec. 31, 2011 Simcere Pharmaceutical Group CNY	Dec. 31, 2010 Simcere Pharmaceutical Group CNY
Assets
Cash	$ 28,597	178,162	209,850	273,583	$ 1,873	11,667	13,487	14,063
Other current assets	20,151	125,542	101,576		240	1,499	1,022
Due from subsidiaries					69,444	432,643	555,885
Investment in subsidiaries	9,115	56,785	91,355	121,220	255,673	1,592,867	1,509,755
Total assets	541,350	3,372,663	3,734,117		327,230	2,038,676	2,080,149
Due to subsidiaries					3,776	23,524	23,522
Other current liability	64,882	404,222	490,679		486	3,026	446
Total shareholders' equity	322,968	2,012,126	2,056,181		322,968	2,012,126	2,056,181
Total liabilities and shareholders' equity	541,350	3,372,663	3,734,117		327,230	2,038,676	2,080,149
Condensed Statements of operations
Equity in earnings of subsidiaries					13,156	81,966	211,712	206,451
Operating expense					(4,167)	(25,963)	(33,737)	(34,797)
Interest income	653	4,066	4,676	4,214		2	1	1
Foreign currency exchange gains, net	(148)	(923)	7,732	5,511	(9)	(54)	(612)	(327)
Other income	1,834	11,429	15,036	2,286	162	1,006	1,025	1,083
Earnings (losses) before income taxes	(3,208)	(19,984)	116,458	195,293	9,142	56,957	178,389	172,411
Income taxes	(896)	(5,581)	(35,371)	10,640
Net income attributable to Simcere Pharmaceutical Group shareholders	9,142	56,957	178,389	172,411	9,142	56,957	178,389	172,411
Condensed Statements of Cash Flows
Net cash used in operating activities	50,333	313,578	(176,893)	132,260	(380)	(2,370)	(3,668)	(786)
Net cash (used in) provided by financing activities	(44,876)	(279,583)	342,948	(97,738)	92	575	4,407	(4,582)
Effect of exchange rate changes on cash	(9)	(54)	(1,607)	(1,222)	(4)	(25)	(1,315)	(486)
Net decrease in cash	(5,086)	(31,688)	(63,733)	(168,905)	(292)	(1,820)	(576)	(5,854)
Cash at beginning of year	33,683	209,850	273,583	442,488	2,165	13,487	14,063	19,917
Cash at end of year	$ 28,597	178,162	209,850	273,583	$ 1,873	11,667	13,487	14,063